Royalty, stream and working interests (Tables)	12 Months Ended
Dec. 31, 2019
Royalty, stream and working interests
Disclosure of detailed information about royalty, stream and working interest, net
		Accumulated
As at December 31, 2019	Cost	Depletion(1)	Impairment	Carrying Value
Mining royalties	$1,035.7	$(620.1)	$—	$415.6
Streams	4,346.3	(1,542.3)	—	2,804.0
Energy	1,756.4	(402.8)	—	1,353.6
Advanced	203.2	(32.3)	—	170.9
Exploration	66.2	(12.5)	—	53.7
	$7,407.8	$(2,610.0)	$—	$4,797.8
1.	Accumulated depletion includes previously recognized impairment charges.

		Accumulated
As at December 31, 2018	Cost	Depletion(1)	Impairment	Carrying Value
Mining royalties	$1,021.4	$(571.3)	$—	$450.1
Streams	4,346.3	(1,303.3)	(75.4)	2,967.6
Energy	1,303.8	(337.2)	—	966.6
Advanced	159.9	(30.1)	—	129.8
Exploration	54.7	(12.6)	(0.6)	41.5
	$6,886.1	$(2,254.5)	$(76.0)	$4,555.6
1.	Accumulated depletion includes previously recognized impairment charges.

Disclosure of detailed information about royalty, stream and working interest, net rollforward

	Mining
	Royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2018	$486.1	$2,575.4	$682.7	$151.9	$43.1	$3,939.2
Acquisitions	0.5	630.4	354.5	1.8	1.4	988.6
Transfers	16.4	—	—	(16.4)	—	-
Impairments	—	(75.4)	—	—	(0.6)	(76.0)
Depletion	(42.5)	(162.8)	(37.3)	(1.1)	(0.2)	(243.9)
Impact of foreign exchange	(10.4)	—	(33.3)	(6.4)	(2.2)	(52.3)
Balance at December 31, 2018	$450.1	$2,967.6	$966.6	$129.8	$41.5	$4,555.6
Acquisitions (Note 3)	—	—	419.0	46.0	11.9	476.9
Transfers	5.9	—	—	(5.9)	—	—
Depletion	(46.0)	(163.6)	(49.0)	(0.9)	(0.2)	(259.7)
Impact of foreign exchange	5.6	—	17.0	1.9	0.5	25.0
Balance at December 31, 2019	$415.6	$2,804.0	$1,353.6	$170.9	$53.7	$4,797.8

Disclosure of impairment loss and reversal of impairment loss [text block]

2018
Royalty, stream and working interests, net:
Sudbury assets
Levack-Morrison	$54.4
Podolsky	21.0
McCreedy-West	—
Exploration assets	0.6
Total impairment losses	$76.0